SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Accrued Expenses and Liabilities
Other accrued expenses and liabilities	$ 4,927	$ 5,381			$ 4,927		$ 5,867	$ 7,100
Advertising, Marketing and Promotional Costs
Total advertising, marketing and promotional costs	500	300	$ 800	$ 200	200	$ 400	1,100	700	$ 700
Research and development costs
Research and development costs	$ 4,470	$ 5,436			$ 9,906		$ 804	0	0
EMPLOYEE BENEFIT PLAN
Maximum contribution by employees of pre-tax earnings (as a percent)							100.00%
Matching contribution made by the entity							$ 500	$ 500	$ 300